Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Debt [Abstract]
Schedule of Long-term Debt Instruments

2024 2023
Senior unsecured bond 175,000 119,100
Secured long-term debt 347,590 397,857
Total long-term

debt
$ 522,590 $ 516,957
Less: Deferred financing costs

(7,973) (6,314)
Long-term debt, net of deferred financing costs $ 514,617 $ 510,643
Less: Current long-term debt, net of deferred financing

costs,
current (45,230) (49,512)
Long-term debt, excluding current maturities $ 469,387 $ 461,131

Schedule of Maturities of Long-term Debt	Period Principal Repayment Year 1 $ 47,150 Year 2 47,150 Year 3 47,149 Year 4 47,149 Year 5 222,149 Year 6 and thereafter 111,843 Total $ 522,590